Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Instruments
The following tables provide details on the Company’s derivative financial instruments as of the dates presented:

	December 31, 2020
	Notional Amount	Asset	Liability
Not designated as hedging:
Interest rate contracts	$606,878	$34,547	$34,317
Forward commitments	1,358,328	—	11,633
Interest rate-lock commitments	1,191,621	34,391	—
Futures contracts	375,400	—	383
Total	$3,532,227	$68,938	$46,333

	December 31, 2019
	Notional Amount	Asset	Liability
Not designated as hedging:
Interest rate contracts	$440,556	$14,929	$14,929
Forward commitments	684,437	—	866
Interest rate-lock commitments	453,198	7,052	—
Futures contracts	389,000	—	1,623
Total	$1,967,191	$21,981	$17,418

	December 31, 2020
	Notional Amount	Asset	Liability
Designated as hedging:
Interest rate swaps	$30,000	$—	$1,909

	December 31, 2019
	Notional Amount	Asset	Liability
Designated as hedging:
Interest rate swaps	$30,000	$—	$515

Schedule of Gains (Losses) Included in the Consolidated Statements of Income Related to Derivative Financial Instruments
Gains (losses) included in the consolidated statements of income related to the Company’s derivative financial instruments were as follows:

	Year Ended December 31,
	2020	2019	2018
Not designated as hedging instruments (included in mortgage banking income):
Interest rate lock commitments	$27,339	$(2,112)	$(527)
Forward commitments	(73,033)	12,170	3,864
Futures contracts	8,151	(6,723)	(2,981)
Option contracts	—	(47)	(58)
Total	$(37,543)	$3,288	$298

	Year Ended December 31,
	2020	2019	2018
Designated as hedging:
Amount of gain reclassified from other comprehensive income and recognized in interest expense on borrowings, net of taxes of $337, $170, and $45	$955	$481	$128
(Loss) gain included in interest expense on borrowings	(353)	115	32
Total	$602	$596	$160
The following discloses the amount included in other comprehensive income, net of tax, for derivative instruments designated as cash flow hedges for the periods presented:

	Year Ended December 31,
	2020	2019	2018
Designated as hedging:
Amount of (loss) gain recognized in other comprehensive income, net of tax $363, $322, and $366	$(1,031)	$(914)	$1,039

Schedule of Offsetting Assets	The following table presents the Company's gross derivative positions as recognized in the consolidated balance sheets as well as the net derivative positions, including collateral pledged to the extent the application of such collateral did not reduce the net derivative liability position below zero, had the Company elected to offset those instruments subject to an enforceable master netting agreement:

	Offsetting Derivative Assets		Offsetting Derivative Liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Gross amounts recognized	$3,863	$331	$34,051	$14,682
Gross amounts offset in the consolidated balance sheets	—	—	—	—
Net amounts presented in the consolidated balance sheets	3,863	331	34,051	14,682

Gross amounts not offset in the consolidated balance sheets
Less: financial instruments	857	139	857	139
Less: financial collateral pledged	—	—	33,194	14,543
Net amounts	$3,006	$192	$—	$—

Schedule of Offsetting Liabilities	The following table presents the Company's gross derivative positions as recognized in the consolidated balance sheets as well as the net derivative positions, including collateral pledged to the extent the application of such collateral did not reduce the net derivative liability position below zero, had the Company elected to offset those instruments subject to an enforceable master netting agreement:

	Offsetting Derivative Assets		Offsetting Derivative Liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Gross amounts recognized	$3,863	$331	$34,051	$14,682
Gross amounts offset in the consolidated balance sheets	—	—	—	—
Net amounts presented in the consolidated balance sheets	3,863	331	34,051	14,682

Gross amounts not offset in the consolidated balance sheets
Less: financial instruments	857	139	857	139
Less: financial collateral pledged	—	—	33,194	14,543
Net amounts	$3,006	$192	$—	$—